CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional paid-in capital	Accumulated Losses	Accumulated Other Comprehensive Loss	Non-controlling Interests	Total
Balance at Dec. 31, 2022	$ 610,367	$ 86,478	$ 1,497,273	$ (971,481)	$ (1,903)	$ 26,503	$ 636,870
Balance (in shares) at Dec. 31, 2022		864,775
Net income	100,780			100,780		314	101,094
Issuances in relation to share option exercises	5,094	$ 648	4,446				5,094
Issuances in relation to share option exercises (in shares)		6,481
Share-based compensation	29,794		29,794			5	29,799
Share-based compensation - Share options	6,175		6,175			9	6,184
Share-based compensation - Long-term incentive plan ("LTIP")	23,619		23,619			(4)	23,615
LTIP-treasury shares acquired and held by Trustee	(9,071)		(9,071)				(9,071)
Dividends declared to non-controlling shareholders of subsidiaries (Note 25(iii))						(9,068)	(9,068)
Transfer between reserves			168	(168)
Divestment of subsidiaries	(139)		(114)		(25)	(4,555)	(4,694)
Divestment of other equity investee	(45)		(49)		4		(45)
Foreign currency translation adjustments	(6,239)				(6,239)	(353)	(6,592)
Balance at Dec. 31, 2023	730,541	$ 87,126	1,522,447	(870,869)	(8,163)	12,846	743,387
Balance (in shares) at Dec. 31, 2023		871,256
Net income	37,729			37,729		441	38,170
Issuances in relation to share option exercises	790	$ 34	756				790
Issuances in relation to share option exercises (in shares)		345
Share-based compensation	30,355		30,355			(32)	30,323
Share-based compensation - Share options	3,061		3,061			8	3,069
Share-based compensation - Long-term incentive plan ("LTIP")	27,294		27,294			(40)	27,254
LTIP-treasury shares acquired and held by Trustee	(36,064)		(36,064)				(36,064)
Dividends declared to non-controlling shareholders of subsidiaries (Note 25(iii))						(1,000)	(1,000)
Transfer between reserves			32	(32)
Foreign currency translation adjustments	(3,422)				(3,422)	(331)	(3,753)
Balance at Dec. 31, 2024	759,929	$ 87,160	1,517,526	(833,172)	(11,585)	11,924	771,853
Balance (in shares) at Dec. 31, 2024		871,601
Net income	456,909			456,909		823	457,732
Issuances in relation to share option exercises	1,578	$ 73	1,505				1,578
Issuances in relation to share option exercises (in shares)		727
Share-based compensation	14,245		14,245			28	14,273
Share-based compensation - Share options	2,508		2,508			5	2,513
Share-based compensation - Long-term incentive plan ("LTIP")	11,737		11,737			23	11,760
Divestment of an equity investee (Note 22)	2,733		(2,374)		5,107		2,733
Acquisition of an equity investee (Note 11)	590		586		4		590
Transfer between reserves			2,380	(2,380)
Foreign currency translation adjustments	1,942				1,942	561	2,503
Balance at Dec. 31, 2025	$ 1,237,926	$ 87,233	$ 1,533,868	$ (378,643)	$ (4,532)	$ 13,336	$ 1,251,262
Balance (in shares) at Dec. 31, 2025		872,328